Variable interest entity ("VIE") (Tables)	12 Months Ended
Jun. 30, 2020
Variable interest entity (VIE)
Schedule of VIE's consolidated assets and liabilities and operating results

The carrying amount of VIE’s consolidated assets and liabilities are as follows:

	June 30, 2020	June 30, 2019

Current assets	$48,347,542	$39,258,826
Property and equipment, net	1,403,707	868,435
Other noncurrent assets	3,558,210	162,142
Total assets	53,309,459	40,289,403
Total liabilities	(42,919,217)	(30,645,069)
Net assets	$10,390,242	$9,644,334

	June 30, 2020	June 30, 2019

Current liabilities:
Short-term loans - banks	$4,359,210	$4,150,310
Loans from third parties	4,449,563	2,303,420
Short-term loans - related parties	—	329,120
Current maturities of long-term loan - bank	777,558	—
Accounts payable	6,606,723	6,995,932
Other payables and accrued liabilities	1,526,051	238,882
Other payables - related parties	7,161,232	528,717
Intercompany payables	10,334,680	8,928,579
Customer deposits	1,159,902	367,149
Operating lease liabilities	49,171	—
Taxes payable	3,125,847	2,805,722
Total current liabilities	39,549,937	26,647,831

Other liabilities:
Long-term loan - bank	—	866,231
Loan from a third party	2,074,871	3,131,007
Long-term loans - related parties	713,325	—
Operating lease liabilities - noncurrent	581,084	—
	3,369,280	3,997,238

Total liabilities	$42,919,217	$30,645,069

The summarized operating results of the VIE’s are as follows:

	For the year ended	For the year ended	For the year ended
	June 30, 2020	June 30, 2019	June 30, 2018

Operating revenues	$105,100,563	$89,959,760	$94,596,470
Gross profit	$6,218,590	$7,809,539	$9,011,763
Income from operations	$2,867,697	$6,556,351	$9,454,230
Net income	$974,302	$5,533,912	$3,786,061